Auditor's remuneration (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditor's Remuneration By Services [Line Items]
Auditor's remuneration	£ 35	£ 31	£ 48
KPMG [member] | Discontinued operations [member]
Auditor's Remuneration By Services [Line Items]
Auditor's remuneration	£ 0	£ 0	£ 4